Research & Development Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Claims Payable
Employee benefits			$ 42,877	$ 53,332	$ 36,630
Contractors and consultants expense			3,917	645	14,752
Other			740	734	(177)
Total	$ 10,057	$ 10,390	$ 47,534	$ 54,711	$ 51,205